Risk and Capital Management - Summary of Funds Obtained Through the Issuance of Subordinated Debt Securities (Detail)	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Account balance	R$ 36,627,000,000
Subordinated financial bills one [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Issue	2012
Maturity	2020
Brazil, Brazil Real
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Principal amount (original currency)	R$ 2,354,000,000
Account balance	R$ 5,089,000,000
Brazil, Brazil Real | Subordinated financial bills one [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	BRL
Return p.a.	111% of CDI
Principal amount (original currency)	R$ 1,000,000
Account balance	R$ 2,000,000
Brazil, Brazil Real | Subordinated financial bills two [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	BRL
Issue	2011
Maturity	2021
Return p.a.	IPCA + 6% to 6.17%
Principal amount (original currency)	R$ 20,000,000
Account balance	R$ 49,000,000
Brazil, Brazil Real | Subordinated financial bills three [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	BRL
Issue	2012
Maturity	2022
Return p.a.	109.25% to 110.5% of CDI
Principal amount (original currency)	R$ 6,000,000
Account balance	R$ 14,000,000
Brazil, Brazil Real | Subordinated financial bills four [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	BRL
Return p.a.	IPCA + 5.15% to 5.83%
Principal amount (original currency)	R$ 2,307,000,000
Account balance	R$ 4,994,000,000
Brazil, Brazil Real | Subordinated financial bills five [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	BRL
Return p.a.	IGPM + 4.63%
Principal amount (original currency)	R$ 20,000,000
Account balance	30,000,000
United States of America, Dollars
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Principal amount (original currency)	7,721,000,000
Account balance	R$ 31,538,000,000
United States of America, Dollars | Subordinated euronotes [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	USD
Issue	2010
Maturity	2020
Return p.a.	6.20
Principal amount (original currency)	R$ 990,000,000
Account balance	R$ 4,041,000,000
United States of America, Dollars | Subordinated euronotes one [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	USD
Issue	2010
Maturity	2021
Return p.a.	5.75
Principal amount (original currency)	R$ 1,000,000,000
Account balance	R$ 4,152,000,000
United States of America, Dollars | Subordinated euronotes two [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	USD
Issue	2011
Maturity	2021
Return p.a.	5.75% to 6.20%
Principal amount (original currency)	R$ 730,000,000
Account balance	R$ 2,952,000,000
United States of America, Dollars | Subordinated euronotes three [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	USD
Issue	2012
Maturity	2021
Return p.a.	6.20
Principal amount (original currency)	R$ 550,000,000
Account balance	R$ 2,218,000,000
United States of America, Dollars | Subordinated euronotes four [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	USD
Issue	2012
Maturity	2022
Return p.a.	5.50% to 5.65%
Principal amount (original currency)	R$ 2,600,000,000
Account balance	R$ 10,673,000,000
United States of America, Dollars | Subordinated euronotes five [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Name of currency	USD
Issue	2012
Maturity	2023
Return p.a.	5.13
Principal amount (original currency)	R$ 1,851,000,000
Account balance	R$ 7,502,000,000